GOF P-14

SUPPLEMENT DATED DECEMBER 5, 2008
TO THE CURRENTLY EFFECTIVE PROSPECTUS
OF EACH OF THE LISTED FUNDS

Franklin California Tax-Free Trust

Franklin California Tax-Exempt Money Fund

Franklin Money Fund

Franklin New York Tax-Free Trust

Franklin New York Tax-Exempt Money Fund

Franklin Tax-Exempt Money Fund

Franklin Templeton Money Fund Trust

Franklin Templeton Money Fund

Institutional Fiduciary Trust

Franklin Cash Reserves Fund
Money Market Portfolio

The prospectus is amended as follows:

I. The Fund participates in the U.S. Department of the Treasury’s (“Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

Under the Program, shares held by shareholders in the Fund as of the close of business on September 19, 2008 (“Program Date”) are insured against loss in the event the Fund liquidates its holdings and the per share value at the time of liquidation is less than $1 per share. The Program provides a guarantee to Fund shareholders based on the number of shares invested in the Fund at the close of business on the Program Date. Any increase in the number of shares an investor holds after the close of business on the Program Date will not be guaranteed. If a shareholder closes his/her account with the Fund or broker-dealer, any future investment in the Fund will not be guaranteed. If the number of shares an investor holds fluctuates over the period, the investor will be covered for either the number of shares held as of the close of business on the Program Date, or the current amount, whichever is less.

The initial three-month period of the Program expires on December 18, 2008. However, on November 24, 2008, Treasury announced that the Program would be extended through April 30, 2009. On December 1, 2008, the Board of Trustees of the Trust approved the Fund’s continued participation in the Program through April 30, 2009, and the Fund will apply to participate in this Program extension.

Participation in the initial three months of the Program (i.e., until December 18, 2008) required payment to Treasury in the amount of 0.01% of the net asset value of each participating Fund as of the Program Date. Participation in the Program extension (i.e., the period from December 19, 2008 through April 30, 2009) requires an additional payment to Treasury in the amount of 0.015% of the net asset value of each participating Fund as of the Program Date. This expense will be borne by the Fund and therefore shared among all of the Fund’s shareholders while the Program is in effect without regard to any expense limitation currently in effect for the Fund. The Secretary of the Treasury may extend the Program beyond April 30, 2009, but no later than through the close of business on September 18, 2009. If the Program is extended further, the Fund will consider whether to continue to participate.

As of the date of this Supplement, the Treasury has reported that assets available to support all participating money market funds will not exceed the amount available within the U.S. Treasury Department’s Exchange Stabilization Fund on the date of payment (currently, approximately $50 billion). More information about the Program is available at http://www.ustreas.gov.

II. The "Annual Fund Operating Expenses" and the "Example" tables under the section "Fees and Expenses" are being revised for the Funds listed below:

(a)	Franklin California Tax-Exempt Money Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management fees	0.49%
Other expenses[1]	0.08%
Total annual Fund operating expenses[1]	0.57%

1.

Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009.

Example

1 Year	3 Years	5 Years	10 Years
$58	$176	$305	$680

(b)	Franklin Money Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)1

Management fees	0.44%
Other expenses[2]	0.18%
Total annual Fund operating expenses[2]	0.62%

1.	The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.

2.

Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009 .

Example

1 Year	3 Years	5 Years	10 Years
$63	$194	$337	$752

(c) Franklin New York Tax-Exempt Money Fund

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)

Management fees[2]	0.62%
Other expenses[1]	0.19%
Total annual Fund operating expenses[1,2]	0.81%
Management and administration fee reduction and expense limitation[2]	-0.15%
Net annual Fund operating expenses[1,2]	0.66%

1.

Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009 .

2.

The investment manager has contractually agreed to limit its fee and to assume as its own expense certain expenses otherwise payable by the Fund so that total annual Fund operating expenses do not exceed 0.64% (other than certain non-routine expenses or costs, including t hose relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until January 31, 2009.

Example

1 Year	3 Years	5 Years	10 Years
$67	$239	$426	$966

(d) Franklin Tax-Exempt Money Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)

Management fees	0.56%
Other expenses[1]	0.25%
Total annual Fund operating expenses[1]	0.81%

1.

Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009 .

Example

1 Year	3 Years	5 Years	10 Years
$83	$254	$441	$980

(e) Franklin Templeton Money Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)1

	Class A	Class B	Class C	Class R
Management fees[3]	0.53%	0.53%	0.53%	0.53%
Distribution and service (12b-1) fees[2]	None	0.65%	0.63%	0.50%
Other expenses[2],3	0.21%	0.21%	0.21%	0.21%
Total annual Fund operating expenses[2],3	0.74%	1.39%	1.37%	1.24%
Management fee reduction and expense limitation[3]	-0.12%	-0.12%	-0.12%	-0.12%
Net annual Fund operating expenses[2],3	0.62%	1.27%	1.25%	1.12%

1.	The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and the Portfolio.

2.

Operating expenses of the Fund have been restated to reflect a revised contractual fee waiver/expense limitation that became effective as of November 1, 2008, and to reflect certain other expenses, including fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009.

3.

The administrator has contractually agreed, as of November 1, 2008, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury G uarantee Program fees) until October 31, 2009.

Example

	1 Year	3 Years	5 Years	10 Years
If you sell your shares at the end of the period:
Class A	$63	$220	$391	$885
Class B	$529	$724	$940	$1,459
Class C	$227	$418	$730	$1,615
Class R	$114	$377	$661	$1,468
If you do not sell your shares:
Class B	$129	$424	$740	$1,459
Class C	$127	$418	$730	$1,615

(f) Franklin Cash Reserves Fund

Annual Fund Operating Expenses (expenses deducted from Fund assets)1

Management fees[3]	0.40%
Distribution and service (12b-1) fees[2]	0.24%
Other expenses[2],3	0.28%
Total annual Fund operating expenses[2],3	0.92%
Management fee reduction and expense limitation[3]	-0.06%
Net annual Fund operating expenses[2],3	0.86%

1.	The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.

2.	Operating expenses of the Fund have been restated to reflect a revised contractual fee waiver/expense limitation of the administrator that became effective as of November 1, 2008 and to reflect certain other expenses, including fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009.

3.	The administrator has contractually agreed, as of November 1, 2008, to limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) do not exceed 0.60% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, liquidations and Treasury Guarantee Program fees) until October 31, 2009.

Example

1 Year	3 Years	5 Years	10 Years
$88	$283	$495	$1,104

(g) Money Market Portfolio

Annual Fund Operating Expenses1 (expenses deducted from Fund assets)

Management fees	0.35%
Other expenses[2]	0.04%
Total annual Fund operating expenses[2]	0.39%

1.	The annual Fund operating expenses shown and included in the example below reflect the expenses of both the Fund and The Money Market Portfolio.

2.

Other expenses and total annual Fund operating expenses of the Fund have been restated to reflect fees relating to the Fund’s participation in the Treasury’s Temporary Guarantee Program for Money Market Funds through April 30, 2009 .

Example

1 Year	3 Years	5 Years	10 Years
$40	$121	$210	$470

Please keep this supplement for future reference.

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